Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 USD ($)	[1]	Jun. 30, 2025 USD ($)		Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)
Interest expense		$ 22		$ 469	[1]	$ 24	[1]	$ 925	[1]	$ 1,127	[2]	$ 883	[2]
Loss (gain) on the revaluation of convertible notes (note 9)				1,051	[3]			(508)	[3]	$ 22,036	[4]	$ (5,939)	[4]
Reverse stock split conversion ratio	0.10					0.1				0.10		0.10
Related party
Interest expense				436				855		$ 1,081		$ 816
Loss (gain) on the revaluation of convertible notes (note 9)				$ 989				$ 478		$ (20,729)		$ 5,587

[1]	Of the interest expense for the three month and six month periods ended June 30, 2025, $436 and $855 is attributable to related parties, respectively.
[2]	Of the Interest expense for the year ended December 31, 2025 and 2024, $1,081 and $816 is attributable to related parties, respectively.
[3]	Of the loss (gain) on the revaluation of convertible notes for the three month and six month periods ended June 30, 2025, ($989) and $478 is attributable to related parties, respectively.
[4]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.